Acquisition of the Oriental VIP Room (Tables) - VIP Room [Member]	6 Months Ended
Jun. 30, 2015
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Oriental VIP Room achieved the rolling chip target for 12 months ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares issued or will be paid and issued are as below:

		Base Earnout
	Base Earnout	Shares	Incremental Earnout	Incremental Earnout
Period ended	Cash Payments	Issued/Earned	Cash Payments	Shares Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015*	$13,000,000	625,000	$1,950,000	93,750

* paid in August 2015.

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2015	$41,404,026
Payment	-
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	(9,568,301)
Foreign Currency Translation Adjustment	8,338
Contingent Consideration Payable as of June 30, 2015	$31,844,063

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2015	$16,595,938
2016	15,248,125
$31,844,063